Commitments and Contingencies - Narrative (Details)	1 Months Ended			12 Months Ended
	Apr. 30, 2021 USD ($) facility	Feb. 29, 2020 USD ($)	Sep. 30, 2018 facility	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Number of leased facilities | facility	1		1
Sublease, option to extend period	1 year	2 years
Sublease income, additional base lease payments	$ 1,700,000	$ 1,400,000
Rent expense				$ 3,600,000	$ 4,000,000
Sublease income				700,000	$ 700,000
Indemnification Agreement
Lessee, Lease, Description [Line Items]
Loss contingency accrual				$ 0		$ 0
Office space | Minimum
Lessee, Lease, Description [Line Items]
Lease term						21 months
Renewal term						1 year
Office space | Maximum
Lessee, Lease, Description [Line Items]
Lease term						137 months
Renewal term						7 years